Business Combinations - Additional Information (Details)		12 Months Ended
	Jan. 01, 2020 USD ($) Branch	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 18,000,000
Acquisition expense		$ 874,900
Fair value of loans acquired	$ 259,600,000
Heritage Bancorp Inc
Business Acquisition [Line Items]
Business acquisition, percentage	100.00%
Number of branches in business | Branch	5
Stock issued during period, shares | shares		2,362,555
Cash paid for acquisition of HB	$ 104,000	$ 104,000
Fair value of loans acquired	259,600,000
Contractual balance	$ 263,300,000